Income Taxes (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of reconciliation of beginning and ending amount of unrecognized tax
Unrecognized Tax Benefits, Ending Balance	$ 21	$ 20
Additions for tax positions of the current year	3	3
Additions for tax positions of prior years	1
Unrecognized Tax Benefits, Beginning Balance	20	18
Reductions for tax positions of prior years	(4)	(5)
Settlements
Statute of limitations expiration	(1)
Foreign currency translation	$ 2	$ 4